DESCRIPTION OF THE PLAN (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	75.00%
Maximum catch-up contributions age | year	50
Automatic deferral rate	3.00%
Maximum annual compensation to total compensation, percentage	5.00%
Discretionary matching contributions	$ 0	$ 0
Minimum borrowing, amount	1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Forfeited nonvested account	$ 0	$ 0
Kinetik Holdings Inc. Common Stock
EBP, Description of Plan [Line Items]
Maximum future contribution percent In company stock fund	20.00%
Maximum percent of plan balance in company stock fund	20.00%